Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Current Assets [Abstract]
Inventory deposits	$ 4,012	$ 9,739
Prepaid taxes	3,673	0
Other	8,706	5,306
Total	$ 16,391	$ 15,045